Subsequent Events - Narrative (Detail) $ in Thousands, $ in Thousands														12 Months Ended
	Apr. 19, 2024 USD ($) $ / $ $ / bbl	Apr. 19, 2024 MXN ($) $ / bbl	Mar. 27, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 06, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 23, 2024 USD ($)	Jan. 17, 2024 USD ($)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 MXN ($)	Nov. 09, 2022	Oct. 18, 2019 USD ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2023 USD ($) $ / bbl	Dec. 31, 2023 MXN ($) $ / $ $ / bbl	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Apr. 07, 2024 employee	Jan. 01, 2024 USD ($)	Jan. 01, 2024 MXN ($)	Mar. 16, 2023 USD ($)	Mar. 13, 2023 USD ($)	May 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness															$ 203,705,500
Principal amount outstanding U.S.$															$ 1,577,509,797		$ 1,853,421,785							$ 1,984,689
Obtain of revolving credit lines																$ 7,664,000	29,500,000
Currency exchange rate | $ / $															16.9220
Average prices of crude oil exports | $ / bbl														67.65	67.65
Percentage of increase in crude oil price														(12.90%)	(12.90%)
Profit- sharing duty, net														$ (12,650,746)	$ (214,075,924)		(391,420,083)	$ (306,827,282)
Cost of sales excluding impairments														(81,590,461)	(1,380,673,789)		(1,698,563,022)	(1,066,650,702)
Legal proceeding claim damages sought value													$ 193,713
Foreign exchange income (loss), net		$ (6,216,897)												$ 14,069,202	$ 238,079,042		$ 129,690,090	$ (45,675,050)
Contingent Liability for Public Works Contract
Disclosure of non-adjusting events after reporting period [line items]
Legal proceeding claim damages sought value												$ 137,300
Bankruptcy Proceedings | AVALONE MARINE, S.A.P.I de C.V.
Disclosure of non-adjusting events after reporting period [line items]
Legal proceeding claim damages sought value										$ 2,722,635
Double Payment Repetition Proceeding
Disclosure of non-adjusting events after reporting period [line items]
Legal proceeding claim damages sought value									$ 6,639	$ 91,069
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from revolving credit lines	$ 288,761
Repayments of revolving credit lines	752,784
Revolving credit facility available	27,810
Obtain of revolving credit lines	$ 6,966,417	$ 20,500,000
Currency exchange rate | $ / $	16.9948
Appreciation of the value of the peso in U.S. dollars terms	(0.40%)	(0.40%)
Average prices of crude oil exports | $ / bbl	76.37	76.37
Number of employee fatalities | employee																			1
Subsequent event | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness																				$ 3,726,500	$ 138,119,100
Promissory Note | Fixed Rate 10.375%
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$																						$ 537,500	$ 200,000
Interest rate																						10.375%	10.375%
Promissory Note | Twenty Eighty Days TIIE Plus 160 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$			$ 1,500	$ 3,000				$ 6,000,000
Maturity			28 days	28 days				28 days
Interest rate basis spread			1.60%	1.60%				1.60%
Promissory Note | Twenty Eight TIIE Plus 350 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$					$ 1,000	$ 4,000	$ 3,000
Maturity					28 days	28 days	28 days
Interest rate basis spread					3.50%	3.50%	3.50%
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$	$ 197,190
Credit Line | Twenty Eight TIIE Plus 350 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Maturity											28 days
Interest rate basis spread											3.50%